SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

5.	SEGMENT INFORMATION
Effective September 14, 2021, following the completion of the Merger (see Notes 1 and 3), Support began operating within the Greenidge structure as a separate operating and reporting segment; therefore, Greenidge has two operating and reportable segments since the acquisition: i) Cryptocurrency Mining and Power Generation and ii) Support Services as the other. Prior to the Merger, Greenidge operated in one operating and reporting segment, Cryptocurrency Mining and Power Generation.
The Cryptocurrency Mining and Power Generation segment operates in the United States and generates revenue primarily by earning bitcoin, with application-specific integrated circuit computers (“ASICs” or “miners”) that are owned by the Company, as rewards and transaction fees for supporting the global bitcoin network. The Cryptocurrency Mining and Power Generation segment also sells surplus electricity generated by its power plant, and not consumed in bitcoin mining operations, to the New York Independent System Operator (“NYISO”) power grid at prices set on a daily basis through the NYISO wholesale market. In addition, the Company receives revenues from the sale of its capacity and ancillary services in the NYISO wholesale market. The Cryptocurrency Mining and Power Generation segment operates in the United States
.
The Support Services segment provides solutions and technical programs to customers delivered by home-based employees. The Support Services segment provides customer service, sales support, and technical support primarily to large corporations, businesses and professional services organizations. The Support Services segment also earns revenues for end-user
software products provided through direct customer downloads and sale via partners. The Support Services segment operates primarily in the United States, but also has employees located in Philippines, India, Mexico, Colombia and Canada, including those staff providing support services.
The Company’s measure of profit or loss for segment reporting is income (loss) before income taxes, interest and depreciation and amortization and adjusted for share based compensation and excluding items not indicative of ongoing business trends (referred to as “segment Adjusted EBITDA”). This is the measure used by the Chief Operating Decision Maker (“CODM”) to assess performance and allocate resources.
The table below presents information about reportable segments for the three and nine months ended September 30, 2021 and 2020, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
$ in thousands	2021	2020	2021	2020
Revenues:
Cryptocurrency Mining and Power Generation	$34,233	$6,123	$61,472	$13,937
Support Services	1,521	—	1,521	—

Total Revenues	$35,754	$6,123	$62,993	$13,937

Segment Adjusted EBITDA
Cryptocurrency Mining and Power Generation	$20,973	$775	$33,464	$1,301
Support Services	204	—	204	—

Total Segments Adjusted EBITDA	$21,177	$775	$33,668	$1,301

In addition, the table below provides a reconciliation of the total of the segments Adjusted EBITDA to the consolidated Loss before income taxes:

	Three Months Ended September 30,		Nine Months Ended September 30,
$ in thousands	2021	2020	2021	2020
Total Segments Adjusted EBITDA	$21,177	$775	$33,668	$1,301
Depreciation and amortization	(2,667)	(1,064)	(5,531)	(3,227)
Stock-based compensation	(411)	—	(1,474)	—
Merger and other costs	(29,847)	—	(31,095)	—
Expansion costs	(128)	—	(128)	—
Interest expense, net	(1,009)	—	(1,399)	(540)

Consolidated loss before income taxes	$(12,885)	$(289)	$(5,959)	$(2,466)

The table below provides segment assets, which exclude cash and cash
equivalents and short term investments, and a reconciliation to the consolidated total assets of the Company:

$ in thousands	September 30, 2021
Cryptocurrency Mining and Power Generation	129,802
Support Services	76,864

Total segment assets	206,666
Cash and cash equivalents	51,149
Short term investments	496

Total assets	$258,311